INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of (Loss) Income before Income Tax
(Loss) income before income tax consisted of:

	Year Ended December 31,
	2021	2020	2019
Macau operations	$(456,089)	$(772,988)	$665,591
Hong Kong operations	(434,618)	(342,715)	(72,676)
Philippine operations	(51,436)	(102,990)	61,768
Cyprus operations	(13,454)	(11,190)	16,432
Other jurisdictions operations	2,018	(227,644)	(268,548)

(Loss) income before income tax	$(953,579)	$(1,457,527)	$402,567

Summary of Income Tax Expense (Credit)
The income tax expense (credit) consisted of:

	Year Ended December 31,
	2021	2020	2019
Income tax expense - current:
Macau Complementary Tax	$172	$6,402	$1,130
Lump sum in lieu of Macau Complementary Tax on dividends	2,359	2,367	2,345
Hong Kong Profits Tax	48	38	64
Philippine Corporate Income Tax	1	59	5
Philippine withholding tax on dividends	2,937	—	—
Cyprus Corporate Income Tax	188	—	1,699
Income tax in other jurisdictions	323	2,182	1,867

Sub-total	6,028	11,048	7,110

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	(874)	(544)	38
Hong Kong Profits Tax	18	(2)	(3)
Philippine Corporate Income Tax	(62)	(5)	(1)
Cyprus Corporate Income Tax	—	58	—
Income tax in other jurisdictions	14	482	326

Sub-total	(904)	(11)	360

Income tax (credit) expense - deferred:
Macau Complementary Tax	(4,535)	(9,762)	(900)
Hong Kong Profits Tax	2,493	(26)	(341)
Philippine Corporate Income Tax	209	(3,774)	2,283
Cyprus Corporate Income Tax	—	(64)	(606)
Income tax in other jurisdictions	(406)	(324)	433

Sub-total	(2,239)	(13,950)	869

Total income tax expense (credit)	$2,885	$(2,913)	$8,339

Schedule of Reconciliation of Income Tax Expense (Credit) from (Loss) Income Before Income Tax
A reconciliation of the income tax expense (credit) from (loss) income before income
tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2021	2020	2019
(Loss) income before income tax	$(953,579)	$(1,457,527)	$402,567
Macau Complementary Tax rate	12%	12%	12%
Income tax (credit) expense at Macau Complementary Tax rate	(114,429)	(174,903)	48,308
Lump sum in lieu of Macau Complementary Tax on dividends	2,359	2,367	2,345
Effect of different tax rates of subsidiaries operating in other jurisdictions	(31,653)	(36,938)	2,178
(Over) under provision in prior years	(904)	(11)	360
Effect of income for which no income tax expense is payable	(6,308)	(8,171)	(9,763)
Effect of expenses for which no income tax benefit is receivable	101,111	107,037	54,856
Effect of profits generated by gaming operations exempted	(10,851)	—	(165,947)
Effect of tax losses that cannot be carried forward	6,742	32,605	—
Changes in valuation allowances	(13,360)	32,166	30,473
Change in income tax rate	16,521	—	—
Expired tax losses	53,657	42,935	45,529

Income tax expense (credit)	$2,885	$(2,913)	$8,339

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Deferred tax assets
Net operating losses carried forward	$190,779	$220,287
Depreciation and amortization	70,110	64,588
Lease liabilities	48,887	48,184
Others	4,159	4,974

Sub-total	313,935	338,033

Valuation allowances	(267,316)	(284,656)

Total deferred tax assets	46,619	53,377

Deferred tax liabilities
Right-of-use assets	(25,817)	(28,942)
Land use rights	(45,963)	(47,690)
Intangible assets	(505)	(508)
Unrealized capital allowances	(5,141)	(7,553)
Others	(6,194)	(8,260)

Total deferred tax liabilities	(83,620)	(92,953)

Deferred tax liabilities, net	$(37,001)	$(39,576)

Schedule of Unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2021	2020	2019
At beginning of year	$15,132	$7,504	$4,929
Additions based on tax positions related to current year	2,028	8,057	2,575
Reductions due to expiry of the statute of limitations	(818)	(429)	—

At end of year	$16,342	$15,132	$7,504